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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number:  811-8519



Federated Core Trust
(Exact name of registrant as specified in charter)


5800 Corporate Drive
Pittsburgh, PA  15237-7000
(Address of principal executive offices)(Zip code)


John W. McGonigle, Esquire
Federated Investors, Inc.
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, PA  15222-3779
(Name and address of agent for service)


Registrants telephone number, including area code:  412-288-1900

Date of reporting period:  7/1/2007  6/30/2008



Item 1.  Proxy Voting Record.


======================== HIGH YIELD BOND PORTFOLIO =========================


MEDIMEDIA USA, INC/ STAYWELL CUSTOM COMMUNICATIONS LLC/ S

Ticker:                      Security ID:  58470TAA3
Meeting Date: JUL 20, 2007   Meeting Type: Written Consent
Record Date:  JUN 25, 2007

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     TO CONSENT TO THE PROPOSED AMENDMENTS     For       Did Not    Management
                                                          Vote


--------------------------------------------------------------------------------

VIRGIN MEDIA INC.

Ticker:       VMED           Security ID:  92769L101
Meeting Date: MAY 21, 2008   Meeting Type: Annual
Record Date:  APR 3, 2008

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director William R. Huff            For       For        Management
1.2   Elect Director James F. Mooney            For       For        Management
2     Ratify Auditors                           For       For        Management

======================== FEDERATED GOVERNMENT POOL =========================

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED INFLATION-PROTECTED SECURITIES CORE FUND=====

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED MORTGAGE CORE PORTFOLIO ===============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

======================== FEDERATED PRIME POOL  ===============

There were no matters relating to a portfolio security considered at any shareholder meeting held during the period covered by this report and with respect to which the fund named above was entitled to vote.

========== END NPX REPORT

                                   SIGNATURES


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



(Registrant) Federated Core Trust



                              By/s/John B. Fisher
(Signature and Title)              John B. Fisher
                                   President  Principal Executive Officer


Date:  August 22, 2008